2. VARIABLE INTEREST ENTITY (Tables)	9 Months Ended
Sep. 30, 2012
Variable Interest Entity Tables
Value and classification of assets that are collateral for obligations of New PE Holdco

The carrying values and classification of assets that are collateral for the obligations of New PE Holdco consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Cash and cash equivalents	$92	$2,070
Other current assets	13,368	14,320
Property and equipment	148,390	155,523
Other assets	1,368	1,693
Total assets	$163,218	$173,606

Current liabilities	$6,063	$3,064
Long-term debt, including current portion	91,186	73,256
Other liabilities	195	158
Total liabilities	$97,444	$76,478